Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Securities excluded from calculation of weighted-average shares outstanding

The following potentially dilutive securities have been excluded from the calculations of diluted net loss per share as their effect would be anti-dilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Shares of convertible preferred stock	44,808,000	15,162,000	44,808,000	15,162,000
Shares underlying options outstanding	14,084,750	14,135,000	14,084,750	14,135,000
Shares underlying warrants outstanding	133,230,535	34,127,384	133,230,535	34,127,384
Unvested restricted stock	0	150,000	0	150,000

	For the year ended December 31,
	2011	2010
Shares of convertible preferred stock	7,282,000	18,342,000
Shares underlying options outstanding	13,608,500	5,677,000
Shares underlying warrants outstanding	49,135,602	31,178,295
Unvested restricted stock	—	150,000